Condensed Interim Consolidated Statements of Comprehensive Loss (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
EXPENSES
General and administrative expenses	$ (241)	$ (262)
Property investigation	(12)	(1)
Amortization	(1)	(8)
Share-based payments		(837)
Total expenses	(254)	(1,108)
OTHER ITEMS
Foreign exchange loss	(1)
Equity loss on investment	(135)	(17)
Other income (expense), net	(136)	(17)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ (390)	$ (1,125)
Basic and diluted weighted average number of common shares outstanding	133,245,177	113,245,018
Basic and diluted loss per share	$ (0.00)	$ (0.01)